Evermore Global Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 67.1%
Aerospace & Defense - 1.7%
189,446	Montana Aerospace AG (Switzerland) (1)	$1,976,495

Capital Markets - 3.2%
86,155	KKR & Co, Inc. - Class A (United States)	3,704,665

Diversified Financial Services - 0.6%
28,690	Italmobiliare SpA (Italy)	658,083

Entertainment - 2.7%
475,471	Modern Times Group MTG AB - B Shares (Sweden) (1)	3,142,384

Food Products - 1.8%
2,050,932	Atlantic Sapphire AS (Norway) (1)	2,075,522

Health Care Equipment & Supplies - 1.0%
25,600	Enovis Corp. (United States) (1)	1,179,392

Independent Power and Renewable Electricity Producers - 1.4%
1,257,000	Aker Horizons ASA (Norway) (1)(2)	1,586,957

Industrial Conglomerates - 12.7%
1,031,827	Bollore SE (France)	4,734,065
68,968	EXOR NV (Netherlands)	4,425,913
305,885	LIFCO AB (Sweden)	4,243,551
1,633,000	Storskogen Group AB - Class B (Sweden)	1,310,091
		14,713,620
IT Services - 0.6%
57,000	Hemnet Group AB (Sweden)	723,300

Machinery - 1.2%
41,400	Esab Corp. (United States)	1,381,104

Marine - 13.1%
1,737,416	Cadeler A/S (Denmark) (1)	5,334,181
1,757,500	MPC Container Ships ASA (Norway)	2,930,577
428,480	Eneti, Inc. - ADR (Monaco)	2,857,962
114,800	Zim Integrated Shipping Services Ltd. - ADR (Israel) (2)	2,697,800
381,388	Hoegh Autoliners ASA (Norway)	1,304,744
		15,125,264
Media - 8.9%
179,697	Viaplay Group AB (Sweden) (1)	3,490,893
160,249	Universal Music Group NV (Netherlands)	3,001,460
39,051	IAC, Inc. (United States) (1)	2,162,644
211,588	Vivendi SE (France)	1,641,192
		10,296,189
Oil, Gas & Consumable Fuels - 14.5%
1,106,978	Calumet Specialty Products Partners LP (United States) (1)	14,180,388
332,300	BW LPG Ltd. (Bermuda)	2,418,238
		16,598,626
Real Estate Management & Development - 1.5%
195,000	Infrastrutture Wireless Italiane SpA (Italy)	1,701,277

Technology Hardware, Storage & Peripherals - 2.2%
183,013	Kontron AG (Austria)	2,584,199

TOTAL COMMON STOCKS
(Cost $83,920,296)		77,447,077

Principal Amount
CORPORATE OBLIGATIONS - 11.9%
Consumer Finance - 11.9%
15,140,944	Lamington Road DAC 9.750%, Cash or 14.000% PIK, 4/7/2121 (United States) (3)(4)(6)(7)	13,794,914
TOTAL CORPORATE OBLIGATIONS
(Cost $14,570,940)		13,794,914

Shares
SHORT-TERM INVESTMENT - 13.0%
Money Market - 13.0%
15,033,764	First American Treasury Obligations Fund - Class X, 2.87% (5)	15,033,764
TOTAL SHORT-TERM INVESTMENT
(Cost $15,033,764)		15,033,764

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 2.9%
Money Market - 2.9%
3,349,235	First American Government Obligations Fund, Class X, 2.47% (5)	3,349,235
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
(Cost $3,349,235)		3,349,235

TOTAL INVESTMENTS IN SECURITIES - 94.9%
(Cost $116,874,235)		109,624,990
Other Assets in Excess of Liabilities - 5.1%		5,904,336
TOTAL NET ASSETS - 100.0%		$115,529,326

Percentages are stated as a percent of net assets.
(1)	Non-income producing security.
(2)
All or a portion of this security is on loan. At September 30, 2022 the total value of securities on loan was $3,303,092, which represents 2.9% of total net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	This security was fair valued in good faith by the Adviser’s Valuation Committee. The aggregate value of this security at September 30, 2022 was $13,794,915, which represents 11.9% of net assets.
(4)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to “Investments in Affiliates” for further disclosures related to this affiliated security .
(5)	Seven-day yield as of September 30, 2022.
(6)	The Advisor has deemed all or a portion of this security as illiquid. This security has a value of $13,794,914, which represents 11.9% of total net assets at September 30, 2022.
(7)	Value determined using significant unobservable inputs.

Glossary of Terms
ADR-	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

Country	Long
United States^	47.4%
Sweden	11.2%
Norway	6.8%
Netherlands	6.5%
France	5.5%
Denmark	4.6%
Monaco	2.5%
Israel	2.3%
Austria	2.2%
Bermuda	2.1%
Italy	2.0%
Switzerland	1.8%
Total	94.9%
Percentages are stated as a percent of net assets.
	^	United States allocation includes Short-Term Investment-Money Market Fund of 13.0% and Securities Held as Collateral on Loaned Securities of 2.9%

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS at September 30, 2022 (Unaudited)

		Currency to be Received			Currency to be Delivered
							Net Unrealized
			USD Value at			USD Value at	Appreciation
Settlement Date	Amount	Currency	September 30, 2022	Amount	Currency	September 30, 2022	(Depreciation)
10/11/2022	14,917,669	USD	$14,917,669	150,000,000	NOK	$13,776,137	$1,141,532	(a)
10/11/2022	21,345,430	USD	21,345,431	230,000,000	SEK	20,735,198	610,233	(a)
10/11/2022	21,955,120	USD	21,955,120	22,000,000	EUR	21,577,577	377,543	(a)
10/11/2022	1,443,056	USD	1,443,056	1,900,000	CAD	1,375,432	67,624	(a)
10/11/2022	3,575,698	USD	3,575,698	3,500,000	CHF	3,550,647	25,051	(a)
10/11/2022	1,500,000	EUR	1,471,198	1,478,374	USD	1,478,374	(7,176)	(a)
10/11/2022	1,650,000	CHF	1,673,876	1,682,013	USD	1,682,013	(8,137)	(a)
10/11/2022	93,000,000	SEK	8,384,232	8,395,902	USD	8,395,902	(11,670)	(a)
10/11/2022	1,900,000	CAD	1,375,432	1,409,522	USD	1,409,521	(34,089)	(a)
			$76,141,712			$73,980,801	$2,160,911
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars
(a)	Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2022

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, default rates and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund’s net assets as of September 30, 2022 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$33,894,612	$43,552,465	$-	$77,447,077
Corporate Obligations	–	–	13,794,914	13,794,914
Warrants	–	–	–	-
Short-Term Investments	15,033,764	–	–	15,033,764
Securities Held as Collateral on Loaned Securities	3,349,235	–	–	3,349,235
Total Investments in Securities	52,277,611	43,552,465	13,794,914	109,624,990
Unrealized appreciation on Forward Foreign Currency *	-	2,221,983	–	2,221,983
Total Assets	$52,277,611	$45,774,448	$13,794,914	$111,846,973
Liabilities
Unrealized depreciation on Forward Foreign Currency *	–	61,072	–	61,072
Total Liabilities	$–	$61,072	$–	$61,072

* Forward foreign currency contracts are reflected at the unrealized appreciation (depreciation).

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description			Common Stocks	Corporate Obligations	Warrants
Balance as of January 1, 2022			$701,820	$15,401,368	$73,831
Purchases			-	-	-
Sales proceeds and paydowns			(956,369)	-	(4,456)
Accreted discounts, net			-	-	-
Corporate Actions			-	-	-
Realized gain (loss)			(2,385,631)	-	4,456
Change in unrealized appreciation (depreciation)			2,640,180	(1,606,454)	(73,831)
Transfers into/(out of) Level 3			-	-	-
Balance as of September 30, 2022			$-	$13,794,914	$-
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at September 30, 2022.			$-	$(1,606,454)	$-

The Level 3 amounts disclosed in the table above consist of three securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below indicates the quantitative information about Level 3 fair value measurements for the securities still held at September 30, 2022:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Market Value Impact if Input Increases
Corporate Obligation	13,794,914	Discounted Cash Flow	Credit Spread	14.64% to 15.60%	Decrease

			Discount Rate	0.69% to 1.11%	Decrease
			Illiquidity Rate	2.00%	Decrease

Investments in Affiliates
The Fund owned 5% or more of the voting securities of the following companies during the period ended September 30, 2022. As a result, these companies are deemed to be affiliated companies. The below table represents market value:

Issuer	Value Jan. 1, 2022	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Lamington Road Grantor Trust (United States) (1)	701,820	-	(956,369)	(2,385,631)	2,640,180
Lamington Road Grantor Trust Warrant (United States) (1)	73,831	-	(4,456)	4,456	(73,831)
Lamington Road DAC 9.750% Cash or 14.000% PIK, 4/7/2121 (United States)	15,401,368	-	-	-	(1,606,454)
	$16,177,019	$-	$(960,825)	$(2,381,175)	$959,895

Issuer		Dividend Income	Interest Income	Value September 30, 2022	Share Balance September 30, 2022
Lamington Road Grantor Trust (United States) (1)		-	-	-	-
Lamington Road Grantor Trust Warrant (United States) (1)		-	-	-	-
Lamington Road DAC 9.750% Cash or 14.000% PIK, 4/7/2121 (United States)		-	1,099,296	13,794,914	15,140,944 [2]
		$-	$1,099,296	$13,794,914	15,140,944

(1) Issuer was no longer an affiliate as of September 30, 2022.
(2) Principal Amount.